DERIVATIVE LIABILITY (Details - Derivative liability relates to convertible notes payable) - USD ($)	May 31, 2024	May 31, 2023
Offsetting Assets [Line Items]
Total	$ 206,113	$ 1,035,998
Lender A [Member]
Offsetting Assets [Line Items]
Total	7,040	151,020
Lender B [Member]
Offsetting Assets [Line Items]
Total	0	153,285
Lender C [Member]
Offsetting Assets [Line Items]
Total	3,520	415,233
Lender D [Member]
Offsetting Assets [Line Items]
Total	55,268	107,329
Other Lenders 5 [Member]
Offsetting Assets [Line Items]
Total	$ 140,285	$ 209,131